TAXES ON INCOME (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, as reported in the statements of operations		$ 1,939	$ (802)	$ 906
Statutory tax rate in Israel	25.00%	25.00%	26.50%	26.50%
Theoretical tax benefit		$ 485	$ (213)	$ 240
Tax rate differential on foreign subsidiaries		(98)	(2)	(176)
Non-deductible expenses and other permanent differences		683	446	222
Differences in taxes arising from foreign currency exchange, net		(324)	641	1,715
Losses and timing differences for which valuation allowance was provided, net		(1,102)	(451)	(2,326)
Withholding taxes that were deducted by the Company's customers		6	121	180
Other		374	(421)	325
Income taxes		$ 24	$ 121	$ 180